RISK MANAGEMENT - Credit concentration by country (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
RISK MANAGEMENT
Loans and advances	$ 220,323,483	$ 191,409,730
% Participation	100.00%	100.00%
Allowance for loans, advances and lease losses	$ (15,864,482)	$ (16,616,043)	$ (10,929,395)	$ (10,235,831)
% Participation	100.00%	100.00%
Colombia
RISK MANAGEMENT
Loans and advances	$ 150,253,740	$ 134,068,265
% Participation	68.20%	70.04%
Allowance for loans, advances and lease losses	$ (12,089,509)	$ (13,089,744)
% Participation	76.20%	78.78%
Panama
RISK MANAGEMENT
Loans and advances	$ 39,523,944	$ 32,468,343
% Participation	17.94%	16.96%
Allowance for loans, advances and lease losses	$ (2,213,859)	$ (1,847,754)
% Participation	13.95%	11.12%
El Salvador
RISK MANAGEMENT
Loans and advances	$ 14,179,860	$ 11,665,440
% Participation	6.44%	6.09%
Allowance for loans, advances and lease losses	$ (676,827)	$ (729,275)
% Participation	4.27%	4.39%
Puerto rico
RISK MANAGEMENT
Loans and advances	$ 903,270	$ 886,069
% Participation	0.41%	0.46%
Allowance for loans, advances and lease losses	$ (60,475)	$ (48,596)
% Participation	0.38%	0.29%
Guatemala
RISK MANAGEMENT
Loans and advances	$ 15,453,481	$ 12,314,524
% Participation	7.01%	6.44%
Allowance for loans, advances and lease losses	$ (823,258)	$ (900,125)
% Participation	5.19%	5.42%
Other Countries
RISK MANAGEMENT
Loans and advances	$ 9,188	$ 7,089
% Participation	0.00%	0.01%
Allowance for loans, advances and lease losses	$ (554)	$ (549)
% Participation	0.00%	0.00%